LOSS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2019
LOSS PER ORDINARY SHARE
Schedule of basic loss per share

	Year Ended December 31,
	2019	2018	2017
Loss (U.S. dollars in thousands)	42,304	38,820	45,544
Weighted average number of ordinary shares outstanding during the period (in thousands)	296,922	231,204	176,579
Basic loss per share (U.S. dollars)	0.14	0.17	0.26